CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 12,612	$ 7,242	$ 24,667
Restricted deposits	179	180	175
Short-term bank deposits	11,591	22,036	13,870
Trade receivables	2,764	4,107	570
Inventories	1,934	1,613	1,535
Other receivables	728	450	4,098
CURRENT ASSETS, TOTAL	29,808	35,628	44,915
LONG-TERM ASSETS:
Property, plant and equipment, net	2,326	2,304	2,183
Right of-use assets, net	2,086	2,229	2,315
Intangible assets, net	396	429	462
LONG-TERM ASSETS, TOTAL	4,808	4,962	4,960
ASSETS, TOTAL	34,616	40,590	49,875
CURRENT LIABILITIES:
Current maturities of long-term liabilities	1,321	569	896
Trade payables and accrued expenses	2,423	4,067	3,993
Other payables	6,040	5,737	5,969
CURRENT LIABILITIES, TOTAL	9,784	10,373	10,858
LONG-TERM LIABILITIES:
Deferred revenues	1,174	1,135	1,144
Liability in respect of IIA grants	7,130	6,811	6,919
Contingent consideration for purchase of shares	4,249	4,853	4,412
Liability in respect of discontinued operation			6,003
Lease liabilities	1,866	2,006	2,022
Severance pay liabilities, net	281	243	338
LONG TERM LIABILITIES, TOTAL	14,700	15,048	20,838
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized: 50,000,000 shares as of June 30, 2020, December 31, 2019 and 37,244,508 shares as of June 30, 2019; Issued and Outstanding: 27,211,128 as of June 30, 2020, 27,202,795 as of December 31, 2019 and 27,178,839 as of June 30, 2019	75	75	75
Share premium	141,390	140,871	140,236
Foreign currency translation adjustments	(16)	(17)	(23)
Accumulated deficit	(131,317)	(125,760)	(122,109)
SHAREHOLDERS' EQUITY, TOTAL	10,132	15,169	18,179
LIABILITIES AND SHAREHOLDERS' EQUITY, TOTAL	$ 34,616	$ 40,590	$ 49,875